Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 - OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2023

Employees and payroll accruals	$465	$279
Accrued expenses (*)	$212	$179
	$677	$458

(*)	Including interest accrued on IBI Loan amounted to $4 and $7 as of December 31, 2024 and 2023, respectively. See also Note 12 below.